STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net investment income from Master Trust	$ 26,262,784
Interest on notes receivable from participants	145,366
Total investment income and interest on notes receivable from participants	26,408,150
Contributions:
Participants	9,304,955
Employer	4,863,219
Total contributions	14,168,174
Total additions	40,576,324
Deductions from net assets attributed to:
Distributions and withdrawals	11,188,554
Administrative expenses	124,489
Total deductions	11,313,043
Transfers from other plans, net	1,623,751
Net increase in net assets available for benefits	30,887,032
Net assets available for benefits, beginning of year	152,297,972
Net assets available for benefits, end of year	$ 183,185,004